Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Net income (loss)	$ (241,217)		$ 83,980
Working capital			38,404
Current assets	672,903
Working capital amounted to negative value	672,903
Current liabilities	1,205,371		680,401
Credit facility	$ 14,957
Description of credit loss	the end of fiscal year ended December 31, 2022, the bad debt provision rate is 3% – 5% for less than 1 year, 20% for 1 – 2 years is, and 100% for longer than 2 years.	the end of fiscal year ended December 31, 2022, the bad debt provision rate is 3% – 5% for less than 1 year, 20% for 1 – 2 years is, and 100% for longer than 2 years.
Provisions for doubtful debts	$ 21,517		15,520
Deferred Offering Costs	832,561		445,921
Contract with Customer, Liability, Current	28,668		132,656
Revenue	628,591		679,777
Advertising Expense	$ 2,128		74,725
Percentage of tax benefit	50.00%	50.00%
Underpayment of taxes	$ 14,085	¥ 100,000
Value added tax percentage	6.00%				6.00%
Expenses for employee benefits	$ 38,342		24,934	$ 24,934
Statutory reserve percentage	10.00%				10.00%
Registered capital percentage	50.00%				50.00%
Deposit insurance	$ 70,424				¥ 500,000
Aggregate balance	140,674
Percentage of revenue	11		$ 29
Percentage of accounts receivable	$ 13
Percentage of total purchase	32.00%		25.00%		32.00%
Contract Liabilities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue	$ 132,656
Customer Three [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of revenue	13
Percentage of accounts receivable			$ 38
Customer One [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of revenue	11		24
Percentage of accounts receivable	16
Customer Two [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of revenue			10
Major Customer [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of accounts receivable	$ 28
Top Two Customer [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of accounts receivable			$ 47
Major Suppliers [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of total purchase	20.00%		13.00%		20.00%
Major Suppliers One [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of total purchase	11.00%		16.00%		11.00%
Mr.Jianfei Zhang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Credit facility	$ 1,000,000
Related Party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital amounted to negative value	$ 312,140
Value Added Tax [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Value added tax percentage	13.00%				13.00%
Financial Stability Department [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate balance
Mr.Jianfei Zhang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Current liabilities	$ 985,043
Consolidation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting percentage	50.00%				50.00%